CASH, CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

NOTE 5. CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows as of December 31, 2018 and 2019.

	December 31
(in US$ thousands)	2018	2019
Cash and savings accounts	$59,302	$57,736
Time deposits	6	7
Cash and cash equivalents reported on the consolidated balance sheets	59,308	57,743
Cash restricted as performance bond	518	531
Total cash, cash equivalents and restricted cash reported on the consolidated statements of cash flows	$59,826	$58,274

As of December 31, 2018 and 2019, cash amounting to $518 thousand and $531 thousand, respectively, has been deposited in an escrow account in a bank as a performance bond for our players’ game points. These deposits are restricted and are included in restricted cash in the consolidated balance sheets.

We maintain cash and cash equivalents, as well as restricted cash, in bank accounts with major financial institutions with high credit ratings located in the following jurisdictions:

	December 31
(in US$ thousands)	2018	2019
Taiwan	$54,078	$52,261
Hong Kong	5,732	5,997
China	16	16
	$59,826	$58,274